Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Property and equipment, net
7. Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Electronic devices	48,432	79,729
Vehicle	3,209	4,872
Furniture and office equipment	8,576	15,078
Leasehold improvement	84,121	106,367
Machinery	11,325	17,684
Buildings	-	196,477

Total	155,663	420,207

Accumulated depreciation and amortization	(54,771)	(89,283)

Property and equipment, net	100,892	330,924

Depreciation and amortization expenses were RMB16,613, RMB26,659 and RMB37,436 for the years ended December 31, 2015, 2016 and 2017, respectively.